John Hancock Variable Insurance Trust

Supplement dated July 8, 2013

to the Prospectus dated April 29, 2013

500 Index Trust B

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$31	$149	$278	$654
Series II	$51	$212	$388	$896
Series NAV	$26	$133	$250	$593

Global Trust

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$97	$305	$530	$1,177
Series II	$117	$367	$637	$1,408
Series NAV	$92	$289	$503	$1,119

International Equity Index Trust B

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$40	$180	$332	$775
Series II	$60	$243	$441	$1,014
Series NAV	$35	$164	$304	$714

Lifestyle Conservative PS Series

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$91	$295	$515	$1,150
Series II	$111	$357	$623	$1,382
Series NAV	$86	$279	$488	$1,091

Lifestyle Moderate PS Series

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$94	$295	$514	$1,142
Series II	$114	$358	$621	$1,374
Series NAV	$89	$280	$487	$1,083

Mid Cap Index Trust

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$47	$169	$303	$692
Series II	$67	$233	$413	$933
Series NAV	$42	$153	$275	$631

Money Market Trust B

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$29	$145	$271	$641

Small Cap Index Trust

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$60	$200	$352	$794
Series II	$81	$263	$461	$1,033
Series NAV	$55	$184	$324	$733

Small Cap Opportunities Trust

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$109	$360	$630	$1,401
Series II	$129	$422	$736	$1,627
Series NAV	$104	$344	$603	$1,344

Smaller Company Growth Trust

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$361	$636	$1,419
Series II	$126	$423	$742	$1,645
Series NAV	$101	$345	$609	$1,362

Total Bond Market Trust B

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$31	$153	$287	$677
Series II	$51	$217	$397	$918
Series NAV	$26	$137	$259	$615

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 8, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 8, 2013
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Supplement -- [Text Block]	jhvit_SupplementTextBlock_04

John Hancock Variable Insurance Trust

Supplement dated July 8, 2013

to the Prospectus dated April 29, 2013

500 Index Trust B

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$31	$149	$278	$654
Series II	$51	$212	$388	$896
Series NAV	$26	$133	$250	$593

Global Trust

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$97	$305	$530	$1,177
Series II	$117	$367	$637	$1,408
Series NAV	$92	$289	$503	$1,119

International Equity Index Trust B

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$40	$180	$332	$775
Series II	$60	$243	$441	$1,014
Series NAV	$35	$164	$304	$714

Lifestyle Conservative PS Series

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$91	$295	$515	$1,150
Series II	$111	$357	$623	$1,382
Series NAV	$86	$279	$488	$1,091

Lifestyle Moderate PS Series

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$94	$295	$514	$1,142
Series II	$114	$358	$621	$1,374
Series NAV	$89	$280	$487	$1,083

Mid Cap Index Trust

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$47	$169	$303	$692
Series II	$67	$233	$413	$933
Series NAV	$42	$153	$275	$631

Money Market Trust B

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$29	$145	$271	$641

Small Cap Index Trust

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$60	$200	$352	$794
Series II	$81	$263	$461	$1,033
Series NAV	$55	$184	$324	$733

Small Cap Opportunities Trust

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$109	$360	$630	$1,401
Series II	$129	$422	$736	$1,627
Series NAV	$104	$344	$603	$1,344

Smaller Company Growth Trust

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$361	$636	$1,419
Series II	$126	$423	$742	$1,645
Series NAV	$101	$345	$609	$1,362

Total Bond Market Trust B

The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:

	Year 1	Year 3	Year 5	Year 10
Series I	$31	$153	$287	$677
Series II	$51	$217	$397	$918
Series NAV	$26	$137	$259	$615

Supplement - [Text Block]	jhvit_SupplementTextBlock_03	John Hancock Variable Insurance Trust Supplement dated July 8, 2013 to the Prospectus dated April 29, 2013
John Hancock Funds II | (500 Index Trust B)
Risk/Return:	rr_RiskReturnAbstract
Expense Example Narrative Supplement - [Text Block]	jhvit_SupplementTextBlock_05	The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:
John Hancock Funds II | (500 Index Trust B) | Series I
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	278
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	654
John Hancock Funds II | (500 Index Trust B) | Series II
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	388
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	896
John Hancock Funds II | (500 Index Trust B) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	133
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	593
John Hancock Funds II | (Global Trust)
Risk/Return:	rr_RiskReturnAbstract
Expense Example Narrative Supplement - [Text Block]	jhvit_SupplementTextBlock_05	The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:
John Hancock Funds II | (Global Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,177
John Hancock Funds II | (Global Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,408
John Hancock Funds II | (Global Trust) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,119
John Hancock Funds II | (International Equity Index Trust B)
Risk/Return:	rr_RiskReturnAbstract
Expense Example Narrative Supplement - [Text Block]	jhvit_SupplementTextBlock_05	The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:
John Hancock Funds II | (International Equity Index Trust B) | Series I
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	180
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	332
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	775
John Hancock Funds II | (International Equity Index Trust B) | Series II
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	441
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
John Hancock Funds II | (International Equity Index Trust B) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	304
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	714
John Hancock Funds II | (Lifestyle Conservative PS Series)
Risk/Return:	rr_RiskReturnAbstract
Expense Example Narrative Supplement - [Text Block]	jhvit_SupplementTextBlock_05	The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:
John Hancock Funds II | (Lifestyle Conservative PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,150
John Hancock Funds II | (Lifestyle Conservative PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	623
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,382
John Hancock Funds II | (Lifestyle Conservative PS Series) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,091
John Hancock Funds II | (Lifestyle Moderate PS Series)
Risk/Return:	rr_RiskReturnAbstract
Expense Example Narrative Supplement - [Text Block]	jhvit_SupplementTextBlock_05	The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:
John Hancock Funds II | (Lifestyle Moderate PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	514
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,142
John Hancock Funds II | (Lifestyle Moderate PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	621
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,374
John Hancock Funds II | (Lifestyle Moderate PS Series) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	487
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,083
John Hancock Funds II | (Mid Cap Index Trust)
Risk/Return:	rr_RiskReturnAbstract
Expense Example Narrative Supplement - [Text Block]	jhvit_SupplementTextBlock_05	The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:
John Hancock Funds II | (Mid Cap Index Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	169
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	303
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	692
John Hancock Funds II | (Mid Cap Index Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	413
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	933
John Hancock Funds II | (Mid Cap Index Trust) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	631
John Hancock Funds II | (Money Market Trust B)
Risk/Return:	rr_RiskReturnAbstract
Expense Example Narrative Supplement - [Text Block]	jhvit_SupplementTextBlock_05	The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:
John Hancock Funds II | (Money Market Trust B) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	145
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	271
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	641
John Hancock Funds II | (Small Cap Index Trust)
Risk/Return:	rr_RiskReturnAbstract
Expense Example Narrative Supplement - [Text Block]	jhvit_SupplementTextBlock_05	The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:
John Hancock Funds II | (Small Cap Index Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	794
John Hancock Funds II | (Small Cap Index Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,033
John Hancock Funds II | (Small Cap Index Trust) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	184
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	733
John Hancock Funds II | (Small Cap Opportunities Trust)
Risk/Return:	rr_RiskReturnAbstract
Expense Example Narrative Supplement - [Text Block]	jhvit_SupplementTextBlock_05	The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:
John Hancock Funds II | (Small Cap Opportunities Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,401
John Hancock Funds II | (Small Cap Opportunities Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	736
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,627
John Hancock Funds II | (Small Cap Opportunities Trust) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,344
John Hancock Funds II | (Smaller Company Growth Trust)
Risk/Return:	rr_RiskReturnAbstract
Expense Example Narrative Supplement - [Text Block]	jhvit_SupplementTextBlock_05	The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:
John Hancock Funds II | (Smaller Company Growth Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	636
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,419
John Hancock Funds II | (Smaller Company Growth Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	742
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,645
John Hancock Funds II | (Smaller Company Growth Trust) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	609
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,362
John Hancock Funds II | (Total Bond Market Trust B)
Risk/Return:	rr_RiskReturnAbstract
Expense Example Narrative Supplement - [Text Block]	jhvit_SupplementTextBlock_05	The table under "Examples" in "Annual Fund Operating Expenses" is amended and restated as follows:
John Hancock Funds II | (Total Bond Market Trust B) | Series I
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	287
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	677
John Hancock Funds II | (Total Bond Market Trust B) | Series II
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
John Hancock Funds II | (Total Bond Market Trust B) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	137
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	259
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	615